EMPLOYEES - Summary of Employee Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Remuneration	$ 9,038	$ 9,128	$ 10,075
Social security contributions	819	793	844
Retirement benefits (see Note 18)	1,696	1,851	1,753
Share-based compensation (see Note 22)	539	359	537
Total	$ 12,092	$ 12,131	$ 13,209